SEWARD & KISSEL LLP

                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                        June 26, 2008




Ms. Linda Sterling
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



   RE:       AllianceBernstein Variable Products Series Fund, Inc. (the "Fund")
            (File Nos. 33-18647 and 811-05398)


Dear Sir or Madam:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the acquisitions of all of the assets and all of the liabilities of AllianceBernstein Balanced Shares Portfolio, a series of the Fund by AllianceBernstein Balanced Wealth Strategy Portfolio, a series of the Fund. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act. If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.




                                        Sincerely,

                                        /s/ Michell G. Fishman




cc:   Kathleen Clarke